UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 2/29/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Symons Value Institutional Fund

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 71.22%

Asset Management & Custody Banks — 1.82%
Federated Investors, Inc. - Class B	57,480	$1,504,252

Distillers & Vintners — 3.53%
Diageo PLC ADR	28,385	2,912,301

Diversified Real Estate Activities — 0.03%
RMR Group, Inc./The *	1,203	27,140

Electric Utilities — 7.04%
Duke Energy Corp.	31,640	2,350,219
Entergy Corp.	47,990	3,465,358

		5,815,577

Hotels, Resorts & Cruise Lines — 2.79%
Marriott International, Inc. - Class A	33,765	2,301,085

Household Products — 4.01%
Procter & Gamble Co./The	41,210	3,308,751

Industrial Machinery — 2.85%
Flowserve Corp.	55,970	2,351,859

Integrated Telecommunication Services — 8.57%
AT&T, Inc.	108,170	3,996,881
Orange SA ADR	179,220	3,080,792

		7,077,673

Multi-Utilities — 12.08%
Alliant Energy Corp.	28,100	1,909,395
Consolidated Edison, Inc.	40,540	2,838,205
Dominion Resources, Inc. - Class A	44,995	3,146,050
PG&E Corp.	36,570	2,074,616

		9,968,266

Packaged Foods & Meats — 16.42%
Campbell Soup Co.	67,860	4,190,355
ConAgra Foods, Inc.	78,650	3,308,019
Hershey Co./The	28,950	2,631,265
JM Smucker Co./The	16,280	2,076,840
Kraft Heinz Co./The	17,500	1,347,850

		13,554,329

Property & Casualty Insurance — 2.85%
Berkshire Hathaway, Inc. - Class B *	17,545	2,354,013

Railroads — 1.51%
Norfolk Southern Corp.	17,020	1,245,353

Soft Drinks — 3.14%
PepsiCo, Inc.	26,540	2,596,143

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Schedule of Investments – (continued)

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 71.22% - (continued)

Wireless Telecommunication Services — 4.58%
Rogers Communications, Inc.	102,220	$3,777,029

Total Common Stocks (Cost $50,882,277)		58,793,771

Real Estate Investment Trusts — 14.68%
Digital Realty Trust, Inc.	30,200	2,387,914
Iron Mountain, Inc.	107,200	3,149,536
Omega Healthcare Investors, Inc.	88,210	2,828,013
Public Storage	8,240	2,055,798
Senior Housing Properties Trust	108,400	1,692,124

Total Real Estate Investment Trusts (Cost $11,066,112)		12,113,385

Money Market Securities — 13.49%
Fidelity Institutional Money Market Treasury Only - Class I, 0.15% (a)	11,136,356	11,136,356

Total Money Market Securities (Cost $11,136,356)		11,136,356

Total Investments – 99.39% (Cost $73,084,745)		82,043,512

Other Assets in Excess of Liabilities – 0.61%		506,058

NET ASSETS – 100.00%		$82,549,570

(a)	Rate disclosed is the seven day yield as of February 29, 2016.
*	Non-income producing security.
ADR	— American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

At February 29, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$10,288,622
Gross unrealized depreciation	(1,329,855)

Net unrealized appreciation	$8,958,767

Aggregate cost of securities for federal income tax purposes	$73,084,745

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments

February 29, 2016

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Symons Capital Management, Inc. (“the Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the

Symons Value Institutional Fund

Related Notes to the Schedule of Investments - continued

February 29, 2016

(Unaudited)

current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$58,793,771	$—	$—	$58,793,771
Real Estate Investment Trusts	12,113,385	—	—	12,113,385
Money Market Securities	11,136,356	—	—	11,136,356
Total	$82,043,512	$—	$—	$82,043,512

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended February 29, 2016, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Auer Growth Fund

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.76%

Consumer Discretionary — 13.74%
Beazer Homes USA, Inc. *	35,000	$256,200
Century Communities, Inc. *	32,000	503,680
Educational Development Corp.	10,500	119,070
KB Home	48,000	585,600
LGI Homes, Inc. *	12,000	284,880
M/I Homes, Inc. *	27,500	483,175
New Home Co., Inc./The *	51,500	517,575
Townsquare Media, Inc. *	12,500	121,875
TRI Pointe Group, Inc. *	23,000	237,130
UCP, Inc. - Class A *	40,000	243,600

		3,352,785

Consumer Staples — 6.24%
Cal-Maine Foods, Inc.	9,500	507,110
Female Health Co./The *	87,000	167,910
Natural Alternatives International, Inc. *	22,000	272,360
Natural Health Trends Corp.	12,000	374,040
Omega Protein Corp. *	8,500	201,875

		1,523,295

Energy — 8.16%
Atlas Resource Partners LP (a)	150,000	100,500
DHT Holdings, Inc.	37,000	215,710
Dorian LPG Ltd. *	50,000	538,500
Gener8 Maritime, Inc. *	30,000	186,300
Hallador Energy Co.	27,000	130,410
Nordic American Tankers Ltd.	13,000	179,660
Sunoco LP (a)	9,000	270,450
Teekay Tankers Ltd.	90,000	369,900

		1,991,430

Financials — 22.94%
AmeriServ Financial, Inc.	50,000	153,500
Atlas Financial Holdings, Inc. *	35,000	628,950
BofI Holding, Inc. *	13,000	240,890
Carolina Financial Corp.	12,000	201,600
Charter Financial Corp./MD	18,000	246,780
Citigroup, Inc.	7,000	271,950
Civista Bancshares, Inc.	14,000	137,200
First Bancshares, Inc./The	10,000	180,000
Flagstar Bancorp, Inc. *	16,000	307,200
FS Bancorp, Inc.	6,000	146,340
Hennessy Advisors, Inc.	4,400	111,804
Heritage Insurance Holdings, Inc.	24,000	468,480
Kingstone Cos., Inc.	20,000	155,400
MBT Financial Corp.	21,000	171,570
PennyMac Financial Services, Inc. *	19,000	235,790
Piper Jaffray Co., Inc. *	5,600	237,160
Salisbury Bancorp, Inc.	6,000	192,180
Select Bancorp, Inc. *	21,500	172,215
SLM Corp. *	40,000	233,600
TCF Financial Corp.	21,000	238,140
Timberland Bancorp, Inc.	12,000	148,080
United Bancshares, Inc.	10,000	172,500

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments – (continued)

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.76% (continued)

Financials — 22.94% (continued)
Unity Bancorp, Inc.	17,000	$173,060
Universal Insurance Holdings, Inc.	19,000	370,880

		5,595,269

Health Care — 18.29%
AcelRx Pharmaceuticals, Inc. *	70,000	259,700
Albany Molecular Research, Inc. *	15,000	221,100
AMAG Pharmaceuticals, Inc. *	14,000	367,920
AVEO Pharmaceuticals, Inc. *	145,000	142,100
Cambrex Corp. *	12,500	482,125
Concordia Healthcare Corp.	18,000	523,260
Electromed, Inc. *	31,000	150,970
ImmuCell Corp. *	20,000	118,600
Insys Therapeutics, Inc. *	13,500	235,980
Kindred Healthcare, Inc.	48,000	504,480
Nobilis Health Corp. *	100,000	285,000
PDL BioPharma, Inc.	75,000	225,750
Pernix Therapeutics Holdings, Inc. *	115,000	253,000
Pro-Dex, Inc. *	42,000	133,140
SciClone Pharmaceuticals, Inc. *	18,000	178,560
Span-America Medical Systems, Inc.	13,000	238,680
Strata Skin Sciences, Inc. *	140,000	141,400

		4,461,765

Industrials — 11.60%
Air T, Inc. *	7,000	176,470
BG Staffing, Inc.	21,000	270,270
CPI Aerostructures, Inc. *	15,000	132,750
Douglas Dynamics, Inc.	13,000	254,280
Energy Focus, Inc. *	11,000	140,140
Goldfield Corp./The *	120,000	142,800
Greenbrier Cos., Inc./The	20,000	509,000
Hudson Technologies, Inc. *	35,000	113,750
MFRI, Inc. *	43,000	306,590
VSE Corp.	9,000	564,390
Willis Lease Finance Corp. *	11,000	218,680

		2,829,120

Information Technology — 12.91%
Applied Optoelectronics, Inc. *	40,000	719,600
Autobytel, Inc. *	17,000	326,400
Fitbit, Inc. *	36,000	440,280
GigOptix, Inc. *	275,000	715,000
MaxLinear, Inc. - Class A *	16,000	257,440
Rubicon Project, Inc./The *	14,500	239,105
ScanSource, Inc. *	6,200	231,818
Sunworks, Inc. *	90,000	219,600

		3,149,243

Materials — 1.88%
Summit Materials, Inc. - Class A *	16,240	296,542
US Concrete, Inc. *	3,000	161,250

		457,792

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments – (continued)

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.76% (continued)

Real Estate Investment Trusts — 2.06%
Ares Commercial Real Estate Corp.	13,000	$126,750
Blackstone Mortgage Trust, Inc.	10,000	247,400
Great Ajax Corp.	13,000	129,220

		503,370

Utilities — 0.94%
Spark Energy, Inc.	9,500	230,090

Total Common Stocks (Cost $26,732,899)		24,094,159

Money Market Securities — 1.07%
Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.17% (b)	261,370	261,370

Total Money Market Securities (Cost $261,370)		261,370

Total Investments – 99.83% (Cost $26,994,269)		24,355,529

Other Assets in Excess of Liabilities – 0.17%		41,011

NET ASSETS – 100.00%		$24,396,540

(a)	Master Limited Partnership
(b)	Rate disclosed is the seven day yield as of February 29, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

At February 29, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$958,589
Gross unrealized depreciation	(3,802,624)

Net unrealized depreciation	$(2,844,035)

Aggregate cost of securities for federal income tax purposes	$27,199,564

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 29, 2016 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnership are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real-estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when SBAuer Funds, LLC (“the Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 29, 2016 – (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$24,094,159	$—	$—	$24,094,159
Money Market Securities	261,370	—	—	261,370
Total	$24,355,529	$—	$—	$24,355,529

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended February 29, 2016, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Roosevelt Multi-Cap Fund

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.71%

Consumer Discretionary — 18.49%
Amazon.com, Inc. *	1,869	$1,032,660
Bright Horizons Family Solutions, Inc. *	22,555	1,429,310
Darden Restaurants, Inc.	37,644	2,404,699
Home Depot, Inc./The	31,980	3,969,358
Jarden Corp. *	31,088	1,643,933
Michael Kors Holdings Ltd. *	51,335	2,908,128
O’Reilly Automotive, Inc. *	3,944	1,026,702
ServiceMaster Global Holdings, Inc. *	36,786	1,395,293
Walt Disney Co./The	18,875	1,802,940

		17,613,023

Consumer Staples — 6.22%
ConAgra Foods, Inc.	63,965	2,690,368
CVS Health Corp.	22,416	2,178,163
Hershey Co./The	11,568	1,051,416

		5,919,947

Energy — 4.88%
Concho Resources, Inc. *	9,995	901,949
EOG Resources, Inc.	28,201	1,825,733
Schlumberger Ltd.	26,801	1,922,168

		4,649,850

Financials — 14.92%
Berkshire Hathaway, Inc. - Class B *	14,337	1,923,595
CBOE Holdings, Inc.	30,317	1,894,812
CBRE Group, Inc. *	74,252	1,886,743
CME Group, Inc.	22,425	2,050,542
SunTrust Banks, Inc.	49,698	1,648,980
U.S. Bancorp	48,194	1,856,433
Wells Fargo & Co.	62,880	2,950,330

		14,211,435

Health Care — 10.93%
Allergan PLC *	3,546	1,028,730
Bristol-Myers Squibb Co.	34,698	2,148,847
Celgene Corp.*	19,869	2,003,391
Edwards LifeSciences Corp. *	21,991	1,913,217
Pfizer, Inc.	111,695	3,313,991

		10,408,176

Industrials — 14.92%
Allegion PLC	28,381	1,788,003
Honeywell International, Inc.	19,505	1,976,832
Lockheed Martin Corp.	16,722	3,608,440
Masco Corp.	59,551	1,679,338
Northrop Grumman Corp.	12,625	2,426,777
Old Dominion Freight Line, Inc. *	27,067	1,747,445
Snap-on, Inc.	6,830	988,096

		14,214,931

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments – (continued)

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.71% - continued

Information Technology — 18.28%
Alphabet, Inc. - Class A *	5,259	$3,771,860
Apple, Inc.	34,478	3,333,678
Facebook, Inc. - Class A*	17,526	1,873,880
Manhattan Associates, Inc. *	23,633	1,305,960
Microchip Technology, Inc.	39,410	1,753,351
VeriSign, Inc. *	23,556	1,990,246
Visa, Inc. - Class A	46,689	3,379,817

		17,408,792

Materials — 4.37%
Ecolab, Inc.	9,032	926,232
EI du Pont de Nemours & Co.	26,450	1,610,011
Sherwin-Williams Co./The	6,022	1,628,951

		4,165,194

Utilities — 2.70%
NextEra Energy, Inc.	22,825	2,575,116

Total Common Stocks (Cost $87,072,943)		91,166,464

Exchange-Traded Funds — 2.04%
iShares Gold Trust *	162,469	1,948,003

Total Exchange-Traded Funds (Cost $1,840,215)		1,948,003

Money Market Securities — 1.56%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.39% (a)	1,487,485	1,487,485

Total Money Market Securities (Cost $1,487,485)		1,487,485

Total Investments – 99.31% (Cost $90,400,643)		94,601,952

Other Assets in Excess of Liabilities – 0.69%		653,265

NET ASSETS – 100.00%		$95,255,217

(a)	Rate disclosed is the seven day yield as of February 29, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments – (continued)

February 29, 2016 (Unaudited)

At February 29, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$7,200,083
Gross unrealized depreciation	(3,220,072)

Net unrealized depreciation	$3,980,011

Aggregate cost of securities for federal income tax purposes	$90,621,941

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

February 29, 2016

(Unaudited)

The Roosevelt Multi-Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when The Roosevelt Investment Group, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

February 29, 2016

(Unaudited)

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$91,166,464	$—	$—	$91,166,464
Exchange-Traded Funds	1,948,003	—	—	1,948,003
Money Market Securities	1,487,485	—	—	1,487,485
Total	$94,601,952	$—	$—	$94,601,952

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended February 29, 2016.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	4/20/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	4/20/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	4/20/2016